Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Tax Credit Carryforward [Line Items]
Valuation allowance	$ 459,885,000	$ 367,930,000
Increase of valuation allowance	92,000,000	67,400,000	$ 58,700,000
Unrecognized tax benefits	8,357,000	$ 6,593,000	$ 4,829,000	$ 1,917,000
Accrued interest and penalties related to uncertain tax positions	0
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	1,549,500,000				$ 1,126,100,000
Domestic Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	5,900,000
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	1,191,700,000
State and Local Jurisdiction | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 10,800,000